Significant Accounting Policies - Disaggregation of Revenue (Details) - Vacasa Holdings LLC - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Total	$ 329,927	$ 186,126	$ 696,954	$ 382,851	$ 491,760	$ 299,281
Vacation rental platform
Total	317,691	176,294	661,933	355,869	454,476	289,720
Other services
Total	$ 12,236	$ 9,832	$ 35,021	$ 26,982	$ 37,284	$ 9,561